Finance Income and Finance Expenses - Summary of Finance Income and Finance Expenses (Detail) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure Of Finance Income And Expenses [Abstract]
Finance income	$ 828	$ 158
Finance expenses	(249)	(237)
Net finance income (expenses)	$ 579	$ (79)